Contingencies	12 Months Ended
Dec. 27, 2014
Contingencies [Abstract]
Contingencies [Text Block]
Note 25: Contingencies
Legal Proceedings
We are a party to various legal proceedings, including those noted in this section. Although management at present believes that the ultimate outcome of these proceedings, individually and in the aggregate, will not materially harm our financial position, results of operations, cash flows, or overall trends, legal proceedings and related government investigations are subject to inherent uncertainties, and unfavorable rulings or other events could occur. Unfavorable resolutions could include substantial monetary damages. In addition, in matters for which injunctive relief or other conduct remedies are sought, unfavorable resolutions could include an injunction or other order prohibiting us from selling one or more products at all or in particular ways, precluding particular business practices, or requiring other remedies. An unfavorable outcome may result in a material adverse impact on our business, results of operations, financial position, and overall trends. We might also conclude that settling one or more such matters is in the best interests of our stockholders, employees, and customers, and any such settlement could include substantial payments. Except as specifically described below, we have not concluded that settlement of any of the legal proceedings noted in this section is appropriate at this time.
Government Competition Matters and Related Consumer Class Actions
A number of proceedings generally have challenged and continue to challenge certain of our competitive practices. The allegations in these proceedings vary and are described in more detail in the following paragraphs. In general, they contend that we improperly conditioned price rebates and other discounts on our microprocessors on exclusive or near-exclusive dealing by some of our customers; and they allege that our software compiler business unfairly preferred Intel® microprocessors over competing microprocessors and that, through the use of our compilers and other means, we have caused the dissemination of inaccurate and misleading benchmark results concerning our microprocessors. Based on the procedural posture of the various remaining competition matters, which we describe in the following paragraphs, our investment of resources to explain and defend our position has declined as compared to the period 2005-2011. Nonetheless, certain of the matters remain active, and these challenges could continue for a number of years, potentially requiring us to invest additional resources. We believe that we compete lawfully and that our marketing, business, intellectual property, and other challenged practices benefit our customers and our stockholders, and we will continue to conduct a vigorous defense in the remaining proceedings.
In 2001, the European Commission (EC) commenced an investigation regarding claims by Advanced Micro Devices, Inc. (AMD) that we used unfair business practices to persuade customers to buy our microprocessors. We received numerous requests for information and documents from the EC and we responded to each of those requests. The EC issued a Statement of Objections in July 2007 and held a hearing on that Statement in March 2008. The EC issued a Supplemental Statement of Objections in July 2008. In May 2009, the EC issued a decision finding that we had violated Article 82 of the EC Treaty and Article 54 of the European Economic Area Agreement. In general, the EC found that we violated Article 82 (later renumbered as Article 102 by a new treaty) by offering alleged "conditional rebates and payments" that required our customers to purchase all or most of their x86 microprocessors from us. The EC also found that we violated Article 82 by making alleged "payments to prevent sales of specific rival products." The EC imposed a fine in the amount of €1.06 billion ($1.447 billion as of May 2009), which we subsequently paid during the third quarter of 2009, and ordered us to "immediately bring to an end the infringement referred to in" the EC decision.
The EC decision contained no specific direction on whether or how we should modify our business practices. Instead, the decision stated that we should "cease and desist" from further conduct that, in the EC's opinion, would violate applicable law. We took steps, which are subject to the EC's ongoing review, to comply with that decision pending appeal. We had discussions with the EC to better understand the decision and to explain changes to our business practices.
We appealed the EC decision to the Court of First Instance (which has been renamed the General Court) in July 2009. The hearing of our appeal took place in July 2012. In June 2014, the General Court rejected our appeal in its entirety. In August 2014, we filed an appeal with the European Court of Justice. On November 11, 2014, Intervener Association for Competitive Technologies filed comments in support of Intel’s grounds of appeal. The EC and interveners filed briefs in November, after which the Court of Justice is likely to allow the parties to file a final round of briefs by February 2015. The Court of Justice is likely to hold oral argument in late 2015 and issue its decision in 2016.
At least 82 separate class-action lawsuits have been filed in the U.S. District Courts for the Northern District of California, Southern District of California, District of Idaho, District of Nebraska, District of New Mexico, District of Maine, and District of Delaware, as well as in various California, Kansas, and Tennessee state courts. These actions generally repeat the allegations made in a now-settled lawsuit filed against us by AMD in June 2005 in the U.S. District Court for the District of Delaware (AMD litigation). Like the AMD litigation, these class-action lawsuits allege that we engaged in various actions in violation of the Sherman Act and other laws by, among other things: providing discounts and rebates to our manufacturer and distributor customers conditioned on exclusive or near-exclusive dealing that allegedly unfairly interfered with AMD's ability to sell its microprocessors; interfering with certain AMD product launches; and interfering with AMD's participation in certain industry standards-setting groups. The class actions allege various consumer injuries, including that consumers in various states have been injured by paying higher prices for computers containing our microprocessors. We dispute these class-action claims and intend to defend the lawsuits vigorously.
All of the federal and state class actions other than the California class actions were transferred by the Multidistrict Litigation Panel to the U.S. District Court in Delaware for all pre-trial proceedings and discovery (MDL proceedings). The Delaware district court appointed a Special Master to address issues in the MDL proceedings, as assigned by the court. In January 2010, the plaintiffs in the Delaware action filed a motion for sanctions for our alleged failure to preserve evidence. This motion largely copies a motion previously filed by AMD in the AMD litigation, which has settled. The plaintiffs in the MDL proceedings also moved for certification of a class of members who purchased certain personal computers containing products sold by us. In July 2010, the Special Master issued a Report and Recommendation (Report) denying the motion to certify a class. The MDL plaintiffs filed objections to the Special Master's Report, and a hearing on those objections was held before the district court in July 2013. In July 2014, the district court affirmed the Special Master's ruling and issued an order denying the MDL plaintiffs' motion for class certification. In August 2014, plaintiffs filed a petition for interlocutory appeal of the district court's decision with the U.S. Court of Appeals for the Third Circuit, which the Third Circuit denied on October 29, 2014. On December 29, 2014, Intel filed a motion for summary judgment on the claims of the remaining individual plaintiffs. The court is likely to rule on this motion in late 2015.
All California class actions have been consolidated in the Superior Court of California in Santa Clara County. The plaintiffs in the California actions moved for class certification, which we are in the process of opposing. At our request, the court in the California actions agreed to delay ruling on this motion until after the Delaware district court ruled on the similar motion in the MDL proceedings. The plaintiffs asked the court for leave to retain a new expert and to amend their previous motion for class certification. The court granted plaintiffs’ request on February 6, 2015 and set the hearing on plaintiffs’ new motion for class certification for May 29, 2015. Given the procedural posture and the nature of these cases, we are unable to make a reasonable estimate of the potential loss or range of losses, if any, arising from these matters.
In re High Tech Employee Antitrust Litigation
Between May and July 2011, former employees of Intel, Adobe Systems Incorporated, Apple Inc., Google Inc., Intuit Inc., Lucasfilm Ltd., and Pixar filed antitrust class-action lawsuits in the California Superior Courts alleging that these companies had entered into a conspiracy to suppress the compensation of their employees. The lawsuits were removed to the United States District Court for the Northern District of California and in September 2011 the plaintiffs filed a consolidated amended complaint, captioned In re High Tech Employee Antitrust Litigation. The plaintiffs’ allegations reference the 2009 and 2010 investigation by the Department of Justice (DOJ) into employment practices in the technology industry, as well as the DOJ’s complaints and subsequent stipulated final judgments with the seven companies named as defendants in the lawsuits. The plaintiffs allege that the defendants entered into certain unlawful agreements not to cold call employees of particular other defendants and that there was an overarching conspiracy among the defendants. Plaintiffs assert one such agreement specific to Intel, namely that Intel and Google entered into an agreement starting in 2005, not to cold call each other's employees. Plaintiffs assert claims under Section 1 of the Sherman Antitrust Act and Section 4 of the Clayton Antitrust Act and seek a declaration that the defendants’ alleged actions violated the antitrust laws, damages trebled as provided for by law under the Sherman Act or Clayton Act, restitution and disgorgement, and attorneys’ fees and costs.
In October 2013, the district court certified a class consisting of approximately 65,000 current or former employees of the seven defendants and set the matter for trial in late May 2014. The so-called "technical class" consists of a group of current and former technical, creative, and R&D employees at each of the defendants. In January 2014, Intel filed a motion for summary judgment, which the court denied in March 2014.
In April 2014, Intel, Adobe, Apple, and Google reached an agreement with plaintiffs to settle this lawsuit, but in August 2014, the district court denied preliminary approval of the settlement. In September 2014, defendants filed a petition for writ of mandamus asking the U.S. Court of Appeals for the Ninth Circuit to reverse the district court’s decision. The Ninth Circuit ordered briefing and scheduled a March 2015 hearing date on the writ petition. Defendants have withdrawn the petition for writ of mandamus in light of the settlement agreement discussed below.
In January 2015, Intel, Adobe, Apple, and Google reached a second agreement with plaintiffs to settle this lawsuit, which is subject to court approval. The court has scheduled a hearing on plaintiffs' motion for preliminary approval for March 2015. We continue to dispute the plaintiffs’ claims, but have agreed to settle this lawsuit to avoid the uncertainties, expenses, and diversion of resources from continued litigation. Our operating expenses for 2014 reflect accruals for this proceeding and we believe reasonably possible losses in excess of the accrued amount are not material to our financial statements.
In re Intel Corporation Shareholder Derivative Litigation
In March 2014, the Police Retirement System of St. Louis filed a shareholder derivative action in the Superior Court of California in Santa Clara County against the members of our Board of Directors, certain former Board members, and a current officer. The complaint alleges that the defendants breached their duties to the company by participating in, or allowing, alleged antitrust violations, as described in In re High Tech Employee Antitrust Litigation. In March 2014, a second plaintiff, Barbara Templeton, filed a substantially similar derivative suit in the same court. In May 2014, a third shareholder, Robert Achermann, filed a substantially similar derivative action in the same court. The court consolidated the three actions into one, which is captioned In re Intel Corporation Shareholder Derivative Litigation. Plaintiffs filed a consolidated complaint in July 2014. In September 2014, the court granted our motion to dismiss the consolidated complaint, but granted plaintiffs leave to amend. Plaintiffs are expected to file an amended consolidated complaint in February 2015.
Lehman Brothers Holdings Inc. and Lehman Brothers OTC Derivatives Inc. v. Intel
In May 2013, Lehman Brothers OTC Derivatives Inc. (LOTC) and Lehman Brothers Holdings Inc. (LBHI) filed an adversary complaint in the United States Bankruptcy Court in the Southern District of New York asserting claims against us arising from a 2008 contract between Intel and LOTC. Under the terms of the 2008 contract, we prepaid $1.0 billion to LOTC, in exchange for which LOTC was required to deliver to us on or before September 29, 2008, quantities of Intel common stock and cash determined by a formula set forth in the contract. LOTC's performance under the contract was secured by $1.0 billion of cash collateral. Under the terms of the contract, LOTC was obligated to deliver approximately 50 million shares of our common stock to us on September 29, 2008. LOTC failed to deliver any Intel common stock or cash, and we exercised our right of setoff against the $1.0 billion collateral. LOTC and LBHI acknowledge in their complaint that we were entitled to set off our losses against the collateral, but they assert that we withheld collateral in excess of our losses that should have been returned to LOTC. The complaint asserts a claim for breach of contract, a claim for "turnover" under section 542(a) of the Bankruptcy Code, and a claim for violation of the automatic stay under section 362(a)(3) of the Bankruptcy Code. The complaint does not expressly quantify the amount of damages claimed, but does assert multiple theories of damages that impliedly seek up to $312 million of alleged excess collateral, plus interest at LIBOR plus 13.5%, compounded daily. In June 2013, we filed a motion to dismiss plaintiffs' bankruptcy claims and for a determination that the breach of contract claim is "non-core" under the Bankruptcy Code. The bankruptcy court granted our motion in its entirety in December 2013. In May 2014, the United States District Court for the Southern District of New York denied our request that it withdraw its reference of plaintiffs' adversary complaint to the bankruptcy court. In January 2015, Intel and the plaintiffs filed competing motions for summary judgment. Plaintiffs' motion requests judgment against Intel "in the amount of no less than" $129 million, plus interest. We believe that $129 million, plus interest, represents the upper end of the range of reasonably possible loss for this case, although we believe that we acted in a manner consistent with our contractual rights and intend to defend against any claim to the contrary.
McAfee, Inc. Shareholder Litigation
On August 19, 2010, we announced that we had agreed to acquire all of the common stock of McAfee, Inc. (McAfee) for $48.00 per share. Four McAfee shareholders filed putative class-action lawsuits in Santa Clara County, California Superior Court challenging the proposed transaction. The cases were ordered consolidated in September 2010. Plaintiffs filed an amended complaint that named former McAfee board members, McAfee, and Intel as defendants, and alleged that the McAfee board members breached their fiduciary duties and that McAfee and Intel aided and abetted those breaches of duty. The complaint requested rescission of the merger agreement, such other equitable relief as the court may deem proper, and an award of damages in an unspecified amount. In June 2012, the plaintiffs’ damages expert asserted that the value of a McAfee share for the purposes of assessing damages should be $62.08.
In January 2012, the court certified the action as a class action, appointed the Central Pension Laborers’ Fund to act as the class representative, and scheduled trial to begin in January 2013. In March 2012, defendants filed a petition with the California Court of Appeal for a writ of mandate to reverse the class certification order; the petition was denied in June 2012. In March 2012, at defendants’ request, the court held that plaintiffs were not entitled to a jury trial, and ordered a bench trial. In April 2012, plaintiffs filed a petition with the California Court of Appeal for a writ of mandate to reverse that order, which the court of appeal denied in July 2012. In August 2012, defendants filed a motion for summary judgment. The trial court granted that motion in November 2012, and entered final judgment in the case in February 2013. In April 2013, plaintiffs appealed the final judgment. Intel, McAfee, and McAfee’s board of directors filed an opposition to plaintiff’s appeal in December 2014. Because the resolution of the appeal may materially impact the scope and nature of the proceeding, we are unable to make a reasonable estimate of the potential loss or range of losses, if any, arising from this matter. We dispute the class-action claims and intend to continue to defend the lawsuit vigorously.
X2Y Attenuators, LLC v. Intel et al
In May 2011, X2Y Attenuators, LLC (X2Y) filed a patent infringement lawsuit in the U.S. District Court for the Western District of Pennsylvania and a complaint with the U.S. International Trade Commission (ITC) pursuant to Section 337 of the Tariff Act of 1930 against us and two of our customers, Apple and Hewlett-Packard Company, alleging infringement of five patents. X2Y subsequently added a sixth patent to both actions. The district court action was stayed pending resolution of the ITC proceeding. X2Y alleged that at least Intel® Core™ and Intel® Xeon® processor families infringe the asserted patents. X2Y also requested that the ITC issue permanent exclusion and cease-and-desist orders to, among other things, prohibit us from importing these microprocessors and Apple and Hewlett-Packard Company products that incorporate these microprocessors into the U.S. In the stayed district court action, X2Y seeks unspecified damages, including enhanced damages for alleged willful infringement, and injunctive relief. In June 2012, the Administrative Law Judge issued an initial determination granting X2Y’s motion to partially terminate the ITC investigation with respect to three of the asserted patents. The Administrative Law Judge held a hearing on the remaining three patents in August 2012 and issued an initial determination in December 2012. In the initial determination, the Administrative Law Judge found that Intel, Apple, and Hewlett-Packard Company have not violated Section 337 of the Tariff Act of 1930 because they have not infringed any of the asserted claims of the three patents, and ruled that the asserted claims of two of the patents were invalid. In December 2012, the parties filed petitions for review of the initial determination by the ITC. In February 2013, the ITC determined to review in part the initial determination. On review, the ITC determined to terminate the investigation with a finding of no violation. In April 2013, X2Y filed a notice of appeal with the U.S. Court of Appeals for the Federal Circuit. In July 2014, the Federal Circuit affirmed the ITC's finding that Intel's microprocessors did not infringe the X2Y patents. In September 2014, X2Y filed a petition for en banc review, which was denied by the Federal Circuit. In light of this denial by the Federal Circuit, we have concluded that the risk of loss in connection with this matter, if any, is not material to Intel. We continue to dispute the remaining claims and intend to vigorously defend against them.